Stockholders' Equity, Series G Perpetual Convertible Preferred Shares (Details) - Series G Preferred Shares [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Stockholders' Equity [Abstract]
Percentage of closing price of common stock	120.00%
Percentage of lowest daily VWAP used to determine conversion rate	80.00%
Threshold consecutive trading days	20 days
Number of common shares that can be voted for each preferred share (in shares) | shares	1,000
Liquidation Amount (in dollars per share)	$ 1,000
Redemption premium before first anniversary	15.00%
Redemption premium after first anniversary	20.00%
Percentage of Liquidation Amount paid as dividend	15.00%
Minimum [Member]
Stockholders' Equity [Abstract]
Floor conversion price (in dollars per share)	$ 0.6